Composition of Other Intangible Assets Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 20,027	$ 17,079
Accumulated Amortization	(12,435)	(11,720)
Net Amount	7,592	5,359
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	4,139	3,618
Accumulated Amortization	(2,365)	(2,924)
Net Amount	$ 1,774	694
Customer Lists | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	5 years
Customer Lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	14 years
Non-Network Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 14,542	12,791
Accumulated Amortization	(9,620)	(8,428)
Net Amount	$ 4,922	4,363
Non-Network Internal-Use Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Non-Network Internal-Use Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	8 years
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 1,346	670
Accumulated Amortization	(450)	(368)
Net Amount	$ 896	$ 302
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	5 years
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	25 years